SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			12 Months Ended
	Jul. 29, 2022	Sep. 13, 2018	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Product Information [Line Items]
Cash equivalents			$ 0	$ 0
Cash and marketable securities held in trust account			83,523,112	208,932,880
Deferred offering costs			582,540
Adjustments to additional paid in capital, fair value			268,617
Underwriter discount			8,499,949
Temporary equity			83,523,112	208,932,880
Unrecognized tax benefits			0	0
Accrued interest and penalties			0	0
Federal depository insurance			250,000
Net loss			(3,147,500)	1,111,964
Net cash used in operating activities			552,958	756,716
Net cash provided by investing activities			130,584,975	(2,999,982)
Net cash used in financing activities			130,259,975	(2,999,982)
Seamless Group Inc [Member]
Product Information [Line Items]
Temporary equity			2,957,948	2,957,948	[1]
Cash			48,500,000
Working capital deficit			70,500,000
Net capital deficit			36,200,000
Net loss			14,417,786	15,725,713	[2]
Net cash used in operating activities			15,286,494	(8,681,916)	[2]
Net cash provided by investing activities			1,444,823	(732,332)	[2]
Net cash used in financing activities			1,197,648	5,767,020	[2]
Accounts Receivable, Allowance for Credit Loss			187,462	117,195
Advertising and promotion costs			784,818	618,661
Outstanding balance of convertible bond			$ 10,000,000	10,000,000
Expected Volatility, Minimum			39.84%
Expected Volatility, Maximum			43.74%
Expected Dividend Yield			0.00%
Exercise Price
Stock price at grant date			6.55
Weighted Average Fair Value			$ 5.73
Fair value of awards granted			$ 32,790,450
Shares forfeited			77,261
Safeguarding assets			$ 1,983,116	5,787,354
Safeguarding liabilities			1,983,116	5,787,354
Other assets			$ 2,000,000.0	$ 5,800,000
Seamless Group Inc [Member] | Minimum [Member]
Product Information [Line Items]
Expected Time to Liquidity			11 months 1 day
Seamless Group Inc [Member] | Maximum [Member]
Product Information [Line Items]
Expected Time to Liquidity			2 years 11 months 1 day
Seamless Group Inc [Member] | 2018 Equity Incentive Plan [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		2,591,543
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		978,397
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 12.87
Seamless Group Inc [Member] | 2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Other	5,803,000
Seamless Group Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage			53.00%	71.00%
Seamless Group Inc [Member] | Convertible Debt Securities [Member]
Product Information [Line Items]
Convertible shares			1,532,798	1,532,798
Seamless Group Inc [Member] | Convertible Bond [Member]
Product Information [Line Items]
Outstanding balance of convertible bond			$ 10,000,000	$ 10,000,000
Seamless Group Inc [Member] | Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period			5 years
Seamless Group Inc [Member] | Developed Technology Rights [Member]
Product Information [Line Items]
Intangible assets amortized period			7 years
Seamless Group Inc [Member] | Trademarks and Trade Names [Member]
Product Information [Line Items]
Intangible assets amortized period			10 years

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.